Cash flow information (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash Flow Information [Abstract]
Decrease in investments in associates and joint ventures through a decrease in borrowings	$ 6	$ 310	$ 18
Dividends distribution to non-controlling shareholders not yet paid	238	2,378	129
Increase in investments in associates and joint ventures through a decrease in trade and other receivables		11	99
Increase in intangible assets through an increase in trade and other payables	231	8	224
Increase in investments in associates and joint ventures through a decrease in investments in financial assets		6	1,414
Increase in derivative financial instruments through a decrease in investments in financial assets			48
Payment of dividends through an increase in trade and other payables		12
Changes in non-controlling interest through a decrease in trade and other receivables		2,147
Increase in property, plant and equipment through an increase of trade and other payables	597	3,400
Increase in property, plant and equipment through an increase of borrowings	4	14
Increase in investment properties through an increase in trade and other payables	493	207
Increase in investment properties through a decrease of trade and other receivables	402	90
Increase in trade and other receivables through an increase in borrowings		170
Increase in trading properties through an increase in borrowings	12	3
Increase in investment properties through an increase in borrowings	163	42
Decrease in investment in associates and joint ventures through dividends receivables not yet paid		6
Decrease in investment in associates and joint ventures through an increase in assets held for sale		68
Increase in financial operations through a decrease in investments in associates and joint ventures		101
Increase in trading properties through a decrease in investment property	68
Increase in property plant and equipment through a decrease in investment property	14
Issuance of NCN through an early repayment of NCN	2,347
Distribution of dividends in kind	$ 1,827